CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A preferred Stock	Series B preferred stock	Series C preferred stock	Total Qihoo 360 Technology Co. Ltd. shareholders' equity	Total Qihoo 360 Technology Co. Ltd. shareholders' equity Series A preferred Stock	Total Qihoo 360 Technology Co. Ltd. shareholders' equity Series B preferred stock	Total Qihoo 360 Technology Co. Ltd. shareholders' equity Series C preferred stock	Ordinary shares	Shares to be issued	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income	Accumulated deficit	Accumulated deficit Series A preferred Stock	Accumulated deficit Series B preferred stock	Accumulated deficit Series C preferred stock	Noncontrolling interest	Comprehensive income
Balance at Dec. 31, 2008	$ (16,175)				$ (16,175)				$ 65		$ 3,087	$ 40	$ 1,704	$ (21,071)
Balance (in shares) at Dec. 31, 2008									65,339,960
Increase (Decrease) in Shareholders' Equity
Ordinary shares to be issued in connection with acquisition of The World Browser	3,183				3,183					3,183
Ordinary shares to be issued in connection with acquisition of The World Browser (in shares)										2,125,176
Accretion of convertible participating redeemable preferred shares		(815)	(1,250)			(815)	(1,250)								(815)	(1,250)
Share-based compensation	1,924				1,924						1,924
Issuance of ordinary shares in connection with exercise of share options	375				375					375
Issuance of ordinary shares in connection with exercise of share options (in shares)										578,060
Provision for statutory reserves												44		(44)
Comprehensive income:
Net income	4,189				4,189									4,189					4,189
Foreign currency translation adjustments	(12)				(12)								(12)						(12)
Total comprehensive income																			4,177
Balance at Dec. 31, 2009	(8,581)				(8,581)				65	3,558	5,011	84	1,692	(18,991)
Balance (in shares) at Dec. 31, 2009									65,339,960	2,703,236
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement									6	(3,183)	3,177
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement (in shares)									5,642,720	(2,125,176)
Accretion of convertible participating redeemable preferred shares		(815)	(1,250)	(978)		(815)	(1,250)	(978)							(815)	(1,250)	(978)
Share-based compensation	4,006				4,006						4,006
Issuance of ordinary shares in connection with exercise of share options									1	(375)	374
Issuance of ordinary shares in connection with exercise of share options (in shares)									578,060	(578,060)
Provision for statutory reserves												80		(80)
Noncontrolling interest for establishments of Le Xiang Qi Cheng and Yuan Tu	519																	519
Comprehensive income:
Net income	8,491				8,508									8,508				(17)	8,491
Foreign currency translation adjustments	1,330				1,325								1,325					5	1,330
Total comprehensive income																			9,821
Balance at Dec. 31, 2010	2,722				2,215				72		12,568	164	3,017	(13,606)				507
Balance (in shares) at Dec. 31, 2010									71,560,740
Increase (Decrease) in Shareholders' Equity
Accretion of convertible participating redeemable preferred shares		(203)	(313)	(255)		(203)	(313)	(255)							(203)	(313)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangement	3				3				3
Issuance of ordinary shares in connection with share-based compensation arrangement (in shares)									3,059,779
Share-based compensation	47,989				47,989						47,989
Issuance of ordinary shares in connection with exercise of share options	48				48						48
Issuance of ordinary shares in connection with exercise of share options (in shares)									31,172
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,763	231,549				231,549				26		231,523
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares)									26,063,544
Conversion of participating redeemable preferred shares to ordinary shares	70,971				70,971				78		70,893
Conversion of participating redeemable preferred shares to ordinary shares (in shares)									78,314,016
Provision for statutory reserves												5,503		(5,503)
Noncontrolling interest for establishment of Shanghai Yiyi	1,548																	1,548
Disposal of noncontrolling interest in Le Xiang Qi Cheng	(389)																	(389)
Comprehensive income:
Net income	14,544				15,603									15,603				(1,059)	14,544
Foreign currency translation adjustments	3,278				3,246								3,246					32	3,278
Total comprehensive income																			17,822
Balance at Dec. 31, 2011	$ 371,492				$ 370,853				$ 179		$ 363,021	$ 5,667	$ 6,263	$ (4,277)				$ 639
Balance (in shares) at Dec. 31, 2011									179,029,251